Eaton Vance

Tax-Managed Buy-Write Strategy Fund

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.5%

Security	Shares	Value
Aerospace & Defense — 1.1%
Boeing Co. (The)	238	$90,552
Raytheon Co.(1)	3,388	664,692
Textron, Inc.(1)	6,746	330,284

		$1,085,528

Air Freight & Logistics — 0.2%
FedEx Corp.(1)	1,066	$155,178

		$155,178

Airlines — 0.3%
Delta Air Lines, Inc.(1)	5,523	$318,125

		$318,125

Auto Components — 0.2%
Aptiv PLC(1)	2,709	$236,821

		$236,821

Automobiles — 0.2%
Ford Motor Co.(1)	27,014	$247,448

		$247,448

Banks — 3.7%
Bank of America Corp.(1)	30,729	$896,365
JPMorgan Chase & Co.(1)	5,741	675,658
KeyCorp(1)	26,848	478,968
PNC Financial Services Group, Inc. (The)(1)	4,991	699,539
U.S. Bancorp(1)	13,050	722,187
Wells Fargo & Co.(1)	3,828	193,084

		$3,665,801

Beverages — 3.1%
Coca-Cola Co. (The)(1)	15,985	$870,223
Constellation Brands, Inc., Class A(1)	695	144,060
PepsiCo, Inc.(1)	14,866	2,038,129

		$3,052,412

Biotechnology — 2.5%
Celgene Corp.(1)(2)	6,678	$663,125
Gilead Sciences, Inc.(1)	16,878	1,069,728
Vertex Pharmaceuticals, Inc.(1)(2)	4,567	773,741

		$2,506,594

Building Products — 0.9%
A.O. Smith Corp.(1)	6,769	$322,949
Fortune Brands Home & Security, Inc.(1)	9,769	534,364

		$857,313

Security	Shares	Value
Capital Markets — 1.9%
Ameriprise Financial, Inc.(1)	457	$67,225
Charles Schwab Corp. (The)(1)	15,782	660,161
Goldman Sachs Group, Inc. (The)(1)	3,225	668,317
Moody’s Corp.(1)	745	152,598
S&P Global, Inc.(1)	1,352	331,213

		$1,879,514

Chemicals — 1.2%
CF Industries Holdings, Inc.	1,332	$65,534
DuPont de Nemours, Inc.	2,015	143,690
Ecolab, Inc.(1)	2,004	396,872
Linde PLC(1)	957	185,390
Sherwin-Williams Co. (The)(1)	741	407,454

		$1,198,940

Commercial Services & Supplies — 0.8%
Copart, Inc.(1)(2)	1,078	$86,596
Waste Management, Inc.(1)	5,846	672,290

		$758,886

Communications Equipment — 2.0%
Arista Networks, Inc.(1)(2)	252	$60,208
Cisco Systems, Inc.(1)	37,144	1,835,285
Motorola Solutions, Inc.(1)	706	120,309

		$2,015,802

Consumer Finance — 0.9%
American Express Co.(1)	4,050	$479,034
Discover Financial Services(1)	5,120	415,181

		$894,215

Containers & Packaging — 0.9%
Avery Dennison Corp.(1)	902	$102,440
Ball Corp.(1)	3,233	235,395
Packaging Corp. of America(1)	4,923	522,330

		$860,165

Diversified Consumer Services — 0.1%
H&R Block, Inc.	2,242	$52,956

		$52,956

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	2,514	$522,962

		$522,962

Diversified Telecommunication Services — 1.8%
AT&T, Inc.(1)	19,000	$718,960
CenturyLink, Inc.	4,578	57,134
Verizon Communications, Inc.(1)	17,406	1,050,626

		$1,826,720

Electric Utilities — 1.6%
Edison International(1)	8,818	$665,054
NextEra Energy, Inc.(1)	3,794	883,964

		$1,549,018

Security	Shares	Value
Electrical Equipment — 0.7%
AMETEK, Inc.(1)	6,240	$572,957
Eaton Corp. PLC(1)	1,613	134,121

		$707,078

Electronic Equipment, Instruments & Components — 0.5%
FLIR Systems, Inc.(1)	10,117	$532,053

		$532,053

Energy Equipment & Services — 0.3%
Baker Hughes a GE Co.(1)	12,830	$297,656

		$297,656

Entertainment — 1.0%
Netflix, Inc.(1)(2)	468	$125,246
Viacom, Inc., Class B(1)	1,881	45,200
Walt Disney Co. (The)(1)	6,240	813,197

		$983,643

Equity Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.(1)	2,759	$594,095
Boston Properties, Inc.(1)	1,925	249,596
Crown Castle International Corp.(1)	1,116	155,135
Kimco Realty Corp.(1)	3,091	64,540
Mid-America Apartment Communities, Inc.(1)	4,492	584,005

		$1,647,371

Food & Staples Retailing — 1.3%
Sysco Corp.(1)	5,624	$446,546
Walmart, Inc.(1)	7,086	840,966

		$1,287,512

Food Products — 1.0%
Campbell Soup Co.	1,585	$74,368
Conagra Brands, Inc.(1)	2,493	76,485
General Mills, Inc.(1)	3,230	178,038
Hershey Co. (The)(1)	1,057	163,824
JM Smucker Co. (The)(1)	1,072	117,942
Kellogg Co.(1)	2,017	129,794
McCormick & Co., Inc.(1)	907	141,764
Tyson Foods, Inc., Class A(1)	953	82,091

		$964,306

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories(1)	9,664	$808,587
Baxter International, Inc.(1)	5,244	458,693
Boston Scientific Corp.(1)(2)	16,563	673,948
Danaher Corp.(1)	5,883	849,682
Edwards Lifesciences Corp.(1)(2)	732	160,974
Medtronic PLC(1)	3,850	418,187
ResMed, Inc.(1)	1,173	158,484

		$3,528,555

Health Care Providers & Services — 0.8%
CVS Health Corp.	906	$57,142
Quest Diagnostics, Inc.(1)	1,243	133,038
UnitedHealth Group, Inc.(1)	2,597	564,380

		$754,560

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.8%
Chipotle Mexican Grill, Inc.(2)	96	$80,685
Darden Restaurants, Inc.(1)	1,914	226,273
Hilton Worldwide Holdings, Inc.	1,388	129,237
Marriott International, Inc., Class A(1)	6,183	768,980
McDonald’s Corp.(1)	2,783	597,538

		$1,802,713

Household Durables — 0.5%
Garmin, Ltd.(1)	1,245	$105,439
Newell Brands, Inc.(1)	19,813	370,899

		$476,338

Household Products — 1.4%
Procter & Gamble Co. (The)(1)	10,919	$1,358,105

		$1,358,105

Industrial Conglomerates — 0.4%
General Electric Co.(1)	41,783	$373,540

		$373,540

Insurance — 1.6%
American International Group, Inc.(1)	10,047	$559,618
Everest Re Group, Ltd.(1)	246	65,458
Marsh & McLennan Cos., Inc.(1)	2,901	290,245
Principal Financial Group, Inc.(1)	2,330	133,136
Progressive Corp. (The)(1)	6,548	505,833

		$1,554,290

Interactive Media & Services — 8.4%
Alphabet, Inc., Class A(1)(2)	1,892	$2,310,397
Alphabet, Inc., Class C(1)(2)	2,359	2,875,621
Facebook, Inc., Class A(1)(2)	16,953	3,018,990
Twitter, Inc.(1)(2)	1,901	78,321

		$8,283,329

Internet & Direct Marketing Retail — 6.3%
Amazon.com, Inc.(1)(2)	3,534	$6,134,706
Booking Holdings, Inc.(1)(2)	59	115,794

		$6,250,500

IT Services — 4.6%
Accenture PLC, Class A(1)	2,058	$395,856
Akamai Technologies, Inc.(1)(2)	832	76,028
Broadridge Financial Solutions, Inc.(1)	1,719	213,895
Fidelity National Information Services, Inc.(1)	4,158	552,016
FleetCor Technologies, Inc.(1)(2)	265	75,997
Global Payments, Inc.(1)	1,668	265,273
International Business Machines Corp.(1)	3,228	469,416
Jack Henry & Associates, Inc.	838	122,323
Mastercard, Inc., Class A(1)	2,828	768,000
Visa, Inc., Class A(1)	7,756	1,334,110
Western Union Co. (The)(1)	11,929	276,395

		$4,549,309

Security	Shares	Value
Life Sciences Tools & Services — 0.8%
Illumina, Inc.(1)(2)	1,655	$503,484
IQVIA Holdings, Inc.(1)(2)	1,344	200,767
Mettler-Toledo International, Inc.(1)(2)	175	123,270

		$827,521

Machinery — 1.3%
Cummins, Inc.(1)	782	$127,208
Parker-Hannifin Corp.(1)	3,355	605,947
Stanley Black & Decker, Inc.(1)	3,625	523,486

		$1,256,641

Media — 2.7%
Comcast Corp., Class A(1)	34,097	$1,537,093
Fox Corp., Class A(1)	12,231	385,704
News Corp., Class A(1)	4,228	58,854
News Corp., Class B(1)	4,120	58,895
Omnicom Group, Inc.(1)	2,293	179,542
Sirius XM Holdings, Inc.(1)	77,646	485,676

		$2,705,764

Multi-Utilities — 1.2%
CMS Energy Corp.(1)	9,671	$618,461
Sempra Energy(1)	4,158	613,762

		$1,232,223

Multiline Retail — 0.2%
Target Corp.(1)	1,748	$186,879

		$186,879

Oil, Gas & Consumable Fuels — 2.3%
Chevron Corp.(1)	4,111	$487,565
Cimarex Energy Co.(1)	12,376	593,305
Exxon Mobil Corp.(1)	10,991	776,074
HollyFrontier Corp.(1)	4,704	252,323
ONEOK, Inc.(1)	1,836	135,295
Pioneer Natural Resources Co.	387	48,673

		$2,293,235

Personal Products — 0.1%
Coty, Inc., Class A(1)	7,545	$79,298

		$79,298

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.(1)	14,284	$724,342
Johnson & Johnson(1)	9,133	1,181,627
Merck & Co., Inc.(1)	11,233	945,594
Zoetis, Inc.(1)	2,188	272,603

		$3,124,166

Road & Rail — 0.7%
Norfolk Southern Corp.(1)	1,458	$261,944
Union Pacific Corp.(1)	2,644	428,275

		$690,219

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc.(1)(2)	13,223	$383,335
Analog Devices, Inc.(1)	5,820	650,269
Broadcom, Inc.(1)	3,951	1,090,752
Intel Corp.(1)	21,570	1,111,502
Lam Research Corp.(1)	3,799	877,987
NVIDIA Corp.(1)	7,842	1,365,057
Qorvo, Inc.(1)(2)	822	60,943
QUALCOMM, Inc.(1)	16,126	1,230,091

		$6,769,936

Software — 10.5%
Adobe, Inc.(1)(2)	5,531	$1,527,939
Fortinet, Inc.(1)(2)	936	71,847
Microsoft Corp.(1)	55,477	7,712,967
Oracle Corp.(1)	7,003	385,375
salesforce.com, Inc.(1)(2)	4,619	685,645

		$10,383,773

Specialty Retail — 2.6%
Best Buy Co., Inc.	954	$65,817
Home Depot, Inc. (The)(1)	5,558	1,289,567
Lowe’s Cos., Inc.(1)	4,087	449,407
Tiffany & Co.(1)	851	78,828
TJX Cos., Inc. (The)(1)	10,057	560,577
Tractor Supply Co.(1)	1,519	137,378

		$2,581,574

Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.(1)	33,616	$7,528,975
Seagate Technology PLC(1)	2,501	134,529
Xerox Holdings Corp.(2)	1,865	55,782

		$7,719,286

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B(1)	3,994	$375,116

		$375,116

Total Common Stocks — 100.5% (identified cost $86,287,785)		$99,260,887

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(3)	339,530	$339,496

Total Short-Term Investments — 0.3% (identified cost $339,471)		$339,496

Total Investments — 100.8% (identified cost $86,627,256)		$99,600,383

Value
Total Written Call Options — (0.7)% (premiums received $1,408,741)	$(728,340)

Other Assets, Less Liabilities — (0.1)%	$(77,315)

Net Assets — 100.0%	$98,794,728

The Percentage shown for each investment category in the Portfolio of Investment is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2019.

Written Call Options — (0.7)%

Exchange-Traded Options — (0.7)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	6	$4,649,669	$7,800	10/2/19	$(10,050)
NASDAQ 100 Index	6	4,649,669	7,850	10/4/19	(9,270)
NASDAQ 100 Index	6	4,649,669	7,900	10/9/19	(11,280)
NASDAQ 100 Index	6	4,649,669	7,900	10/11/19	(17,430)
NASDAQ 100 Index	6	4,649,669	7,925	10/16/19	(21,330)
NASDAQ 100 Index	6	4,649,669	7,950	10/18/19	(20,040)
NASDAQ 100 Index	6	4,649,669	7,800	10/23/19	(69,660)
NASDAQ 100 Index	6	4,649,669	7,850	10/25/19	(60,960)
S&P 500 Index	16	4,762,784	2,950	10/2/19	(51,840)
S&P 500 Index	16	4,762,784	2,975	10/4/19	(30,960)
S&P 500 Index	16	4,762,784	2,985	10/7/19	(25,520)
S&P 500 Index	16	4,762,784	3,000	10/9/19	(19,360)
S&P 500 Index	16	4,762,784	3,015	10/11/19	(15,280)
S&P 500 Index	16	4,762,784	2,990	10/14/19	(38,160)
S&P 500 Index	16	4,762,784	3,000	10/16/19	(34,400)
S&P 500 Index	16	4,762,784	3,015	10/18/19	(26,960)
S&P 500 Index	16	4,762,784	2,985	10/21/19	(55,440)
S&P 500 Index	16	4,762,784	2,985	10/23/19	(59,760)
S&P 500 Index	16	4,762,784	2,975	10/25/19	(74,960)
S&P 500 Index	16	4,762,784	2,980	10/28/19	(75,680)

Total					$(728,340)

At September 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $728,340.

At September 30, 2019, the value of the Fund’s investment in affiliated funds was $339,496, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Dividend income	Units, end of period
Eaton Vance Cash Reserves Fund, LLC, 2.09%	$3,912,568	$105,644,352	$(109,217,975)	$540	$11	$339,496	$46,940	339,530

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$99,260,887 *	$—	$—	$99,260,887
Short-Term Investments	—	339,496	—	339,496
Total Investments	$99,260,887	$339,496	$—	$99,600,383

Liability Description
Written Call Options	$(728,340)	$—	$—	$(728,340)
Total	$(728,340)	$—	$—	$(728,340)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.